Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (3,000)	$ (2,143,000)	$ 492,000	$ 1,160,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income retained in Trust Account		(1,906,000)	(4,130,000)	(5,523,000)
Changes in operating assets and liabilities:
Increase in prepaid expenses			(64,000)	(50,000)
(Decrease) increase in accounts payable		(40,000)	13,000	46,000
Increase in accrued liabilities	3,000	2,715,000	2,036,000	2,116,000
Increase in deferred compensation		104,000	81,000	116,000
(Decrease) increase in accrued income and franchise taxes and rounding		(1,000)	65,000
Net cash used in operating activities		(1,271,000)	(1,507,000)	(2,135,000)
Cash flows from investing activities:
Withdrawal from Trust Account for redemption of shares of Class A common stock		2,176,000
Cash deposited in Trust Account			(303,152,000)	(303,152,000)
Cash withdrawn from Trust Account for taxes		502,000	887,000	1,337,000
Net cash used in investing activities		2,678,000	(302,265,000)	(301,815,000)
Cash flows from financing activities:
Redemption of shares of Class A common stock	25,000	(2,176,000)
Proceeds from sale of stock to Anchor Investor			3,000	3,000
Proceeds from Note payable to Sponsor	90,000		210,000	210,000
Proceeds from sale of Units to the public			300,150,000	300,150,000
Proceeds from sale of Private Placement Warrants			13,582,000	13,582,000
Payment of underwriting discounts			(7,830,000)	(7,830,000)
Payment of offering costs	(109,000)		(746,000)	(747,000)
Payment of Note payable to Sponsor			(300,000)	(300,000)
Net cash (used) provided by financing activities	6,000	(2,176,000)	305,069,000	305,068,000
Net increase (decrease) in cash	6,000	(769,000)	1,297,000	1,118,000
Cash at beginning of period		1,124,000	6,000	6,000
Cash at end of period	6,000	355,000	1,303,000	1,124,000
Supplemental disclosure of non-cash financing activities:
Deferred underwriters' compensation			10,179,000	10,179,000
Cash paid for income taxes		$ 382,000	$ 201,000	1,137,000
Deferred offering costs included in accounts payable and accrued liabilities	$ 123,000